UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

Science & Technology Fund	September 30, 2009

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 93.2%		
ENERGY 0.9%		
Energy Related 0.9%		
First Solar (1)	164,000	25,069
Total Energy		25,069
HARDWARE 7.2%		
Consumer Electronics 2.5%		
Apple (1)	304,100	56,371
Dolby Laboratories, Class A (1)	262,600	10,029
		66,400
Enterprise Hardware 4.5%		
National Instruments	627,400	17,335
Palm (1)	2,445,523	42,626
Rovi (1)	1,815,000	60,984
		120,945
Supply Chain/Electronic Manufacturing 0.2%		
Hon Hai Precision (TWD)	1,705,200	6,823
		6,823
Total Hardware		194,168
HEALTH CARE 5.6%		
Biotechnology 1.0%		
Monsanto	352,700	27,299
		27,299
Health Care Providers & Services 2.9%		
CVS Caremark	1,075,900	38,453
St. Jude Medical (1)	704,100	27,467

WellPoint (1)	223,700	10,594
		76,514
Medical Devices 1.7%		
McKesson	301,200	17,936
Medtronic	304,200	11,195
Stryker	363,900	16,532
		45,663
Total Health Care		149,476
INFORMATION SERVICES 0.9%		
Data Services 0.9%		
MSCI, Class A (1)	863,200	25,568
Total Information Services		25,568
IT SERVICES 11.0%		
IT Services 11.0%		
Accenture, Class A	3,849,190	143,459
Companhia Brasileira de Meios Pagamento (BRL)	642,800	6,379
Genpact (1)	2,715,100	33,396
IBM	774,919	92,688
Rackspace Hosting (1)	1,072,403	18,295
Total IT Services		294,217
MEDIA 4.6%		
Advertising 0.4%		
Focus Media Holding, ADR (1)	938,800	10,364
		10,364
Cable/Satellite 0.8%		
Time Warner Cable, Class A	500,427	21,563
		21,563

SOFTWARE 32.8%		
Applications Software 3.5%		
Digital River (1)	566,144	22,827
Omniture (1)	961,500	20,614
RealNetworks (1)(2)	6,859,600	25,518
Salesforce.com (1)	454,100	25,852
		94,811
Consumer Software 8.5%		
Electronic Arts (1)	4,494,800	85,626
Intuit (1)	1,309,700	37,326
Nintendo (JPY)	377,900	96,628
Ubisoft Entertainment (EUR) (1)	451,675	8,580
		228,160
Enterprise Software 0.5%		
Commvault Systems (1)	611,600	12,691
		12,691
Infrastructure Software 9.2%		
Microsoft	7,472,100	193,453
Red Hat (1)	1,909,500	52,778
		246,231
Systems Software 7.8%		
BMC Software (1)	499,800	18,757
CA	2,598,100	57,132
McAfee (1)	2,018,100	88,373
VeriSign (1)	1,938,100	45,914
		210,176
Technical Software 3.3%		
Autodesk (1)	2,946,979	70,138
Cadence Design Systems (1)	1,962,100	14,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund ultimately realizes on the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement
On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the nine months ended September 30, 2009. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 securities during the period, if any. The change in unrealized gain (loss) on Level 3 investments held at September 30, 2009 totaled $0 for the nine months ended September 30, 2009.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Participation Notes
The fund may invest in participation notes through which it gains exposure to common stock in markets where direct investment by the fund is not possible. Participation notes provide the economic benefit of common stock ownership to the fund, while legal ownership is retained by the counterparty. Although each participation note is structured with a defined maturity date, early redemption may be possible. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2009, the cost of investments for federal income tax purposes was $2,720,919,000. Net unrealized loss aggregated $38,738,000 at period-end, of which $341,403,000 related to appreciated investments and $380,141,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2009